Goodwill - Carrying amount of goodwill (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Movement in carrying amount of goodwill
Balance at the beginning		¥ 259,714,506
Foreign currency translation adjustments		17,733,986	¥ 15,050,293
Addition for acquisitions		304,273	244,664,213
Balance at the end	$ 40,004,719	¥ 277,752,765	¥ 259,714,506